Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Sep. 25, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026	Jul. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
American Funds® Core Plus Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds Core Plus Bond Fund — Class A (with sales charge)
Accumulated Value	$ 9,625	$ 9,691	$ 9,747	$ 9,737	$ 9,764	$ 9,882	$ 9,691	$ 9,723	$ 9,760	$ 9,783	$ 9,648	$ 9,685
American Funds® Core Plus Bond Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds Core Plus Bond Fund — Class C (with sales charge)
Accumulated Value	10,000	10,067	10,119	10,105	10,127	10,244	10,041	10,070	10,103	10,121	9,976	10,008
American Funds® Core Plus Bond Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds Core Plus Bond Fund — Class F-1
Accumulated Value	10,000	10,069	10,127	10,119	10,145	10,266	10,066	10,100	10,138	10,162	10,022	10,060
American Funds® Core Plus Bond Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds Core Plus Bond Fund — Class F-2
Accumulated Value	10,000	10,070	10,131	10,125	10,155	10,279	10,084	10,120	10,161	10,187	10,049	10,090
American Funds® Core Plus Bond Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds Core Plus Bond Fund — Class F-3
Accumulated Value	10,000	10,072	10,133	10,127	10,158	10,283	10,088	10,125	10,167	10,194	10,056	10,097
American Funds® Core Plus Bond Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds Core Plus Bond Fund — Class 529-A (with sales charge)
Accumulated Value	9,650	9,715	9,771	9,762	9,790	9,909	9,719	9,751	9,788	9,811	9,676	9,713
American Funds® Core Plus Bond Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds Core Plus Bond Fund — Class 529-C (with sales charge)
Accumulated Value	10,000	10,069	10,125	10,118	10,142	10,259	10,056	10,086	10,119	10,137	9,992	10,024
American Funds® Core Plus Bond Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds Core Plus Bond Fund — Class 529-E
Accumulated Value	10,000	10,068	10,126	10,118	10,143	10,263	10,063	10,096	10,133	10,155	10,014	10,050
American Funds® Core Plus Bond Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds Core Plus Bond Fund — Class 529-F-2
Accumulated Value	10,000	10,070	10,130	10,123	10,152	10,275	10,078	10,114	10,155	10,181	10,043	10,083
American Funds® Core Plus Bond Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds Core Plus Bond Fund — Class 529-F-3
Accumulated Value	10,000	10,071	10,133	10,126	10,157	10,282	10,086	10,122	10,164	10,190	10,053	10,092
American Funds® Core Plus Bond Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds Core Plus Bond Fund — Class R-1
Accumulated Value	10,000	10,071	10,131	10,124	10,153	10,279	10,084	10,120	10,162	10,189	10,052	10,092
American Funds® Core Plus Bond Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds Core Plus Bond Fund — Class R-2
Accumulated Value	10,000	10,070	10,130	10,121	10,151	10,276	10,080	10,116	10,158	10,184	10,045	10,082
American Funds® Core Plus Bond Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds Core Plus Bond Fund — Class R-2E
Accumulated Value	10,000	10,070	10,131	10,123	10,153	10,278	10,082	10,116	10,158	10,184	10,045	10,085
American Funds® Core Plus Bond Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds Core Plus Bond Fund — Class R-3
Accumulated Value	10,000	10,071	10,132	10,117	10,139	10,252	10,053	10,082	10,116	10,135	9,990	10,023
American Funds® Core Plus Bond Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds Core Plus Bond Fund — Class R-4
Accumulated Value	10,000	10,071	10,131	10,125	10,155	10,281	10,086	10,120	10,159	10,184	10,044	10,083
American Funds® Core Plus Bond Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds Core Plus Bond Fund — Class R-5E
Accumulated Value	10,000	10,071	10,132	10,124	10,151	10,275	10,078	10,112	10,152	10,177	10,038	10,077
American Funds® Core Plus Bond Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds Core Plus Bond Fund — Class R-5
Accumulated Value	10,000	10,071	10,133	10,126	10,157	10,282	10,087	10,123	10,165	10,192	10,055	10,095
American Funds® Core Plus Bond Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds Core Plus Bond Fund — Class R-6
Accumulated Value	10,000	10,072	10,134	10,128	10,158	10,284	10,089	10,125	10,167	10,194	10,057	10,097
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Index
Accumulated Value	$ 10,000	$ 10,083	$ 10,145	$ 10,130	$ 10,141	$ 10,307	$ 10,126	$ 10,137	$ 10,169	$ 10,193	$ 10,060	$ 10,099